Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2026
Entity File Number	001-43242
Entity Registrant Name	Silver Bow Mining Corp.
Entity Central Index Key	0002067674
Entity Tax Identification Number	98-1858068
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1401 Idaho Street
Entity Address, City or Town	Butte
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59701
City Area Code	406
Local Phone Number	718-7593
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SBMT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false